SUBSEQUENT EVENTS (Details Narrative) - USD ($)	6 Months Ended
	Jan. 31, 2017	Jul. 14, 2016	Jul. 05, 2016	Jul. 31, 2014	Jul. 31, 2012
Interest rate	10.00%	8.00%	8.00%	10.00%	10.00%
July 14, 2016 [Member]
Interest rate	8.00%
Subsequent Event [Member] | February 22, 2017 [Member]
Deposit	$ 22,000
Partial payment	$ 20,000
Subsequent Event [Member] | February 20, 2017 [Member]
Common stock owed	66,300,000
Series A Preferred Stock owed	1,000,000
Voting percentage	93.51%
Change in authorized common share capital	20,000,000,000
Change in authorized preferred share capital	10,000,000
Subsequent Event [Member] | February 1, 2017 [Member]
Convertible promissory note issued	$ 65,000
Interest rate	12.00%
Maturity date	Nov. 01, 2017
Subsequent Event [Member] | February 1, 2017 One [Member]
Convertible promissory note issued	$ 52,500
Interest rate	10.00%
Maturity date	Oct. 31, 2017
Subsequent Event [Member] | February 15, 2017 [Member]
Convertible promissory note issued	$ 52,500
Interest rate	10.00%
Maturity date	Nov. 15, 2017
Subsequent Event [Member] | March 11, 2016 [Member]
Issuance of common stock	84,216,625
Subsequent Event [Member] | July 13, 2016 [Member]
Issuance of common stock	26,842,830
Subsequent Event [Member] | July 14, 2016 [Member]
Issuance of common stock	32,853,509
Subsequent Event [Member] | August 1, 2016 [Member]
Issuance of common stock	45,721,000
Subsequent Event [Member] | August 4, 2016 [Member]
Issuance of common stock	15,043,318
Subsequent Event [Member] | August 4, 2016 One [Member]
Issuance of common stock	20,487,288
Subsequent Event [Member] | August 4, 2016 Two [Member]
Issuance of common stock	55,750,000
Subsequent Event [Member] | August 5, 2016 [Member]
Issuance of common stock	15,000,000
Subsequent Event [Member] | August 15, 2016 [Member]
Issuance of common stock	79,966,000